UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                        FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Mountain Pacific Investment Advisers, Inc.
Address:	877 Main St.  Suite 704
		Boise, ID  83702

Form 13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Rod MacKinnon
Title:	Secretary/Treasurer
Phone:	208-336-1422
Signature, Place, and Date of Signing:

	Rod MacKinnon	Boise, Idaho	November 2, 2001

Report Type (Check only one.)

[x]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ] 	13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	74
Form 13F Information Table Value Total:	$315,018

List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     3390 65375.00 SH       SOLE                 65375.00
Acxiom Corp                    COM              005125109     1410 150050.00SH       SOLE                150050.00
Affiliated Computer Services I COM              008190100    12753 156650.00SH       SOLE                156650.00
Albertson's Inc                COM              013104104      281  8816.00 SH       SOLE                  8816.00
AmSouth Bancorporation         COM              032165102     1896 104941.00SH       SOLE                104941.00
American Home Products         COM              026609107      961 16500.00 SH       SOLE                 16500.00
Apogent Technologies, Inc      COM              03760A101      836 35000.00 SH       SOLE                 35000.00
AptarGroup Inc                 COM              038336103    10532 331200.00SH       SOLE                331200.00
Arrow Electronics, Inc         COM              042735100     2629 126050.00SH       SOLE                126050.00
BISYS Group Inc                COM              055472104     8632 162800.00SH       SOLE                162800.00
BJ's Wholesale Club, Inc       COM              15548J106     5944 124850.00SH       SOLE                124850.00
Baldor Electric                COM              057741100     5779 291123.00SH       SOLE                291123.00
Beckman Coulter Inc            COM              075811109     4910 110950.00SH       SOLE                110950.00
Biomet, Inc                    COM              090613100     7408 253248.00SH       SOLE                253248.00
Bristol-Myers Squibb Co        COM              110122108      300  5400.00 SH       SOLE                  5400.00
C R Bard                       COM              067383109     5997 116650.00SH       SOLE                116650.00
Certegy                        COM              156880106     4010 154487.00SH       SOLE                154487.00
Charter One Financial          COM              160903100     3548 125709.00SH       SOLE                125709.00
Cintas Corp                    COM              172908105     4736 117525.00SH       SOLE                117525.00
Comcast Corp Cl A SPL          COM              200300200      251  7000.00 SH       SOLE                  7000.00
Compass Bancshares Inc         COM              20449H109     4199 161300.00SH       SOLE                161300.00
Conmed Corp                    COM              207410101     2289 129300.00SH       SOLE                129300.00
Costco Wholesale Corp          COM              22160K105      411 11550.00 SH       SOLE                 11550.00
Danaher Corp                   COM              235851102    12703 269250.00SH       SOLE                269250.00
Donaldson Co                   COM              257651109     9790 339700.00SH       SOLE                339700.00
Dyersburg Corp                 COM              267575108        0 10000.00 SH       SOLE                 10000.00
Edwards Lifesciences           COM              28176E108      564 25160.00 SH       SOLE                 25160.00
Electronic Data Systems Corp   COM              285661104     1627 28250.00 SH       SOLE                 28250.00
Entercom Communications Corp   COM              293639100     1020 30000.00 SH       SOLE                 30000.00
Equifax Inc                    COM              294429105     5847 266975.00SH       SOLE                266975.00
Expeditors International       COM              302130109      473 10000.00 SH       SOLE                 10000.00
Exxon Mobil Corp               COM              30231G102     1376 34936.00 SH       SOLE                 34936.00
FIserv Inc                     COM              337738108    16846 492581.00SH       SOLE                492581.00
Fifth Third Bancorp            COM              316773100     2443 39743.00 SH       SOLE                 39743.00
First Data Corp                COM              319963104    15710 269650.00SH       SOLE                269650.00
G&K Services, Inc              COM              361268105      956 36000.00 SH       SOLE                 36000.00
General Electric Co            COM              369604103      254  6841.00 SH       SOLE                  6841.00
Health Management Associates I COM              421933102     2491 120000.00SH       SOLE                120000.00
Idex Corp                      COM              45167R104     7723 279299.00SH       SOLE                279299.00
International Business Machine COM              459200101     1276 13915.00 SH       SOLE                 13915.00
Johnson & Johnson              COM              478160104     3202 57800.00 SH       SOLE                 57800.00
Jones Apparel Group Inc        COM              480074103      938 36800.00 SH       SOLE                 36800.00
Keane Inc                      COM              486665102     2310 169200.00SH       SOLE                169200.00
Kroger Co                      COM              501044101     1622 65825.00 SH       SOLE                 65825.00
Littelfuse Inc                 COM              537008104     1106 50000.00 SH       SOLE                 50000.00
Merck & Co                     COM              589331107     2068 31050.00 SH       SOLE                 31050.00
National City Corp             COM              635405103     8945 298650.00SH       SOLE                298650.00
National Commerce Financial Co COM              63545P104      639 24500.00 SH       SOLE                 24500.00
North Fork Bancorp             COM              659424105    13354 449025.00SH       SOLE                449025.00
Pactiv Corp                    COM              695257105     1040 71800.00 SH       SOLE                 71800.00
Patterson Dental Company       COM              703412106     2267 61500.00 SH       SOLE                 61500.00
Pfizer Inc                     COM              717081103     2553 63670.00 SH       SOLE                 63670.00
Pinnacle West Capital Corp     COM              723484101     2616 65900.00 SH       SOLE                 65900.00
Quest Diagnostics Inc          COM              74834L100     4085 66200.00 SH       SOLE                 66200.00
Robert Half International Inc  COM              770323103     3501 174950.00SH       SOLE                174950.00
Royal Dutch Petroleum Co       COM              780257804      233  4640.00 SH       SOLE                  4640.00
Sealed Air Corp                COM              81211K100    10141 277925.00SH       SOLE                277925.00
Stewart & Stevenson Services,  COM              860342104      602 25000.00 SH       SOLE                 25000.00
Teleflex Inc                   COM              879369106    12089 323313.00SH       SOLE                323313.00
Tyco International             COM              902124106    19649 431840.00SH       SOLE                431840.00
U.S. Bancorp                   COM              902973304    13700 617685.00SH       SOLE                617685.00
Universal Health Services      COM              913903100    10248 210000.00SH       SOLE                210000.00
Viacom Inc Cl B                COM              925524308      890 25784.00 SH       SOLE                 25784.00
Viad Corp                      COM              92552R109     2048 106800.00SH       SOLE                106800.00
Washington Mutual Inc          COM              939322103      381  9900.00 SH       SOLE                  9900.00
Waters Corp                    COM              941848103     4142 115800.00SH       SOLE                115800.00
Wells Fargo & Company          COM              949746101      318  7153.00 SH       SOLE                  7153.00
Westamerica Bancorp            COM              957090103     2037 56500.00 SH       SOLE                 56500.00
Whole Foods Market Inc         COM              966837106     3204 102000.00SH       SOLE                102000.00
Zimmer Holdings Inc            COM              98956P102      292 10540.00 SH       SOLE                 10540.00
Zions Bancorporation           COM              989701107     9936 185170.00SH       SOLE                185170.00
Franklin Templeton, Oregon Tax COM              354723785      208 18004.8670SH      SOLE               18004.8670
Lord Abbett Affiliated Fund Cl COM              544001100      335 26185.6140SH      SOLE               26185.6140
Putnam Tax Exempt Income Fund  COM              746870104      117 13206.8430SH      SOLE               13206.8430